Intangible Content Assets - Schedule of Reconciliation of Changes in Intangible Content Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Additions		$ 2,655
Amortization		(1,726)	$ (1,816)
Exchange difference		(7)	51
Deconsolidation		4,878
Film Productions
Disclosure of detailed information about intangible assets [line items]
Intangible - content assets, beginning balance		3,931	4,236
Additions		10,521	5,498
Exchange difference		(17)	86
Transfer to film and content rights		(3,568)	(5,889)
Intangible - content assets, ending balance		10,867	3,931
Content Advances
Disclosure of detailed information about intangible assets [line items]
Intangible - content assets, beginning balance		266,232	284,817
Additions	[1]	221,251	236,536
Exchange difference		(1,100)	2,279
Impairment	[2]	(353)	(1,625)
Transfer to film and content rights		(136,462)	(255,775)
Intangible - content assets, ending balance		349,568	266,232
Film and Content Rights
Disclosure of detailed information about intangible assets [line items]
Intangible - content assets, beginning balance		634,465	506,086
Amortization		(115,285)	(135,316)
Exchange difference		(414)	2,031
Deconsolidation		(20,688)
Transfer from film production and content advances		140,030	261,664
Intangible - content assets, ending balance		$ 638,108	$ 634,465

[1]	Represents exchange of film rights for non-cash consideration, i.e. de-recognition of financial asset amounting $14,795.
[2]	Impairment loss on content advances relate to amounts advanced, to the extent not considered recoverable, for prospective film productions that are not being developed further or not considered viable.